UMB FUND SERVICES, INC.

235 West Galena Street

Milwaukee, Wisconsin 53212

(414) 299-2000

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	First Trust Real Assets Fund
Registration No.: 811-23763
Filing pursuant to Rule 30b2-1 and Section 24(b) of the Investment Company Act of 1940

Dear Sir or Madam:

On behalf of the above-named registrant (the “Fund”) and pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company Act of 1940, as amended, is the Fund’s Form N-CSR for the annual period ended March 31, 2024. Any questions regarding this filing may be directed to the undersigned at the telephone number provided above.

Sincerely,

/s/ Timothy M. Bonin

Timothy M. Bonin

Senior Vice President / Director of Fund Accounting and Fund Administration

Encl.